Equity and Other Comprehensive Income (Loss) - Summary of Reconciliation of Number of Shares (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares Outstanding
Number of shares	3,334,151,735		3,334,151,735
Capital stock	kr 85,177	kr 81,878	kr 87,770	kr 97,571
Capital stock [member]
Number of Shares Outstanding
Capital stock	kr 16,672	kr 16,672	kr 16,672	kr 16,672